Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	€ 5,842.0	€ 3,726.2
United States | Total for all subsidiaries
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	129.8	177.6
United Kingdom | Total for all subsidiaries
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	464.2	529.6
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	2,511.5	1,682.7
CHINA | Total for all subsidiaries
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	€ 168.8	€ 0.6